SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Jun. 30, 2019	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2018	Sep. 30, 2018	Sep. 30, 2017	Sep. 30, 2016
Accounting Policies [Abstract]
Unrestricted cash	$ 2,299,930	$ 4,876,667	$ 2,299,930	$ 4,876,667	$ 5,621,814	$ 6,426	$ 64,114
Accumulated losses	(54,574,356)		$ (54,574,356)		$ (41,858,257)	$ (39,221,523)
Antidilutive securities excluded from EPS calculation			357,582,559	214,418,438	213,089,281	164,345,443
Net Cash (Used In) Provided By Operating Activities			$ (7,017,885)	$ 2,683,315	$ 4,885,581	$ (266,915)
Payment of joint payables from drilling operations			2,000,000
Minimum capital which company estimated to raise to meet its obligations and planned expenditures			10,000,000		8,000,000
Net Loss	(6,878,800)	$ (993,325)	(12,716,099)	$ (2,053,497)	$ (2,636,734)	$ (5,694,349)
Amount of working capital	(20,600,000)		(20,600,000)
Short-term debt	$ 11,600,000		$ 11,600,000